Profit appropriation and restricted net assets	12 Months Ended
Dec. 31, 2023
Profit appropriation and restricted net assets
Profit appropriation and restricted net assets
16	Profit appropriation and restricted net assets

PRC laws and regulations permit payments of dividends by the subsidiaries and the VIEs incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, each of the Company’s subsidiary, the VIE and the VIE’s subsidiary is required to annually appropriate 10% of net after-tax income to the statutory general reserve fund (Note 2(y)) prior to payment of any dividends, unless such reserve funds have reached 50% of its respective registered capital.

As a result of these and other restrictions under PRC laws and regulations, the Company’s PRC subsidiary and the consolidated VIEs are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances of the Group’s total consolidated net assets.

After the disposal of the China Mainland Business and the rescission of the Equity Interest Pledge Agreement with the sole shareholder of Dasheng HAWO, the Company is without any consolidated VIEs as of December 31, 2022. Total registered capital of the Company’s PRC subsidiary as of December 31, 2022 and 2023 were US$10,000.

Parent Company Only Condensed Financial Information

The Company performed a test on the restricted net assets of its consolidated subsidiaries and the VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08(e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only. For the purposes of presenting parent only financial information, the Company records its investments in its subsidiaries and the VIEs under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Deficits of investments in subsidiaries”, and shares in the subsidiaries and the VIEs’ loss are presented as “Share of income/(loss) of subsidiaries and the VIEs” in the condensed statements of comprehensive income/(loss). The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.

The subsidiaries did not pay any dividends to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant capital and other commitments, or guarantees as of December 31, 2022 and 2023.

The Company’s accounting policies are the same as the Group’s policies except for the accounting for the investments in subsidiaries and the VIEs.

16	Profit appropriation and restricted net assets (Continued)

Condensed Balance Sheets of the Company

	As of December, 31
	2022	2023
	US$	US$

ASSETS
Current assets
Cash and cash equivalents	4,207	3,605
Time deposits	4,872	1,000
Prepaid expenses and other current assets	642	67
Amounts due from related parties	—	71
Total current assets	9,721	4,743
Non-current assets
Amounts due from inter-company entities	11,425	14,553
Other non-current assets	69	69
Total non-current assets	11,494	14,622
Total assets	21,215	19,365

LIABILITIES AND SHAREHOLDERS’ EQUITY/(DEFICIT)
Current liabilities
Accrued expenses and other current liabilities	563	338
Tax payables	135	135
Total current liabilities	698	473
Non-current liabilities
Amounts due to inter-company entities	5,824	5,776
Deficits of investments in subsidiaries	8,116	21,307
Total non-current liabilities	13,940	27,083
Total liabilities	14,638	27,556
Shareholders’ equity/(deficit):
Class A ordinary shares	23	24
Class B ordinary shares	10	10
Additional paid-in capital	337,407	338,316
Surplus reserves	—	1
Accumulated other comprehensive income/(loss)	303	(326)
Accumulated deficit	(331,166)	(346,365)
Total shareholders’ equity/(deficit)	6,577	(8,340)
Noncontrolling interest	—	149
Total equity/ (deficit)	6,577	(8,191)
Total liabilities and shareholders’ equity/(deficit)	21,215	19,365

16	Profit appropriation and restricted net assets (Continued)

Condensed Statements of Operations and Comprehensive Income/(Loss) of the Company

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$

Operating expenses:
Sales and marketing expenses	—	(55)	—
Product development expenses	—	(1,240)	—
General and administrative expenses	(850)	(2,480)	(1,410)
Share of loss of subsidiaries and the VIEs	(3,687)	(8,060)	(13,350)
Total operating expenses	(4,537)	(11,835)	(14,760)
Loss from operations	(4,537)	(11,835)	(14,760)
Others	363	(1,008)	(272)
Loss before income tax expenses	(4,174)	(12,843)	(15,032)
Income tax expenses	(17)	(1)	—
Net loss from continuing operations	(4,191)	(12,844)	(15,032)
Net income/(loss) from discontinuing operations	22,929	(29,712)	—
Net income/(loss), all attributable to the Company’s ordinary shareholders	18,738	(42,556)	(15,032)
Comprehensive income/(loss):
Net income/(loss)	18,738	(42,556)	(15,032)
Other comprehensive income/(loss)
Foreign currency translation adjustments	(4,324)	9,082	(627)
Reclassification of exchange differences on translation of operations to consolidated statement of operations	—	(2,727)	—
Total comprehensive income/(loss)	14,414	(36,201)	(15,659)
Less: comprehensive income attributable to noncontrolling interests	—	—	2
Total comprehensive (loss)/income attributable to ordinary shareholders	14,414	(36,201)	(15,661)

Condensed Statements of Cash Flows of the Company

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$

Cash flows from operating activities:
Net cash provided by/(used in) operating activities	112	(3,210)	(1,109)
Cash flows from investing activities:
Placement of time deposits	(24,474)	(4,872)	(1,006)
Withdrawal of time deposits	30,773	17,614	4,830
Net cash provided by/(used in) transactions with intra-Group entities	5,554	(20,855)	(4,167)
Net cash provided by/(used in) investing activities	11,853	(8,113)	(343)
Cash flows from financing activities:
Share repurchase program	(3,143)	—	—
Proceeds from exercise of stock options	791	—	—
Net cash provided by transactions with intra-Group entities	—	4,078	773
Net cash (used in)/provided by financing activities	(2,352)	4,078	773
Effect of exchange rate changes on cash and cash equivalents	15	(487)	77
Net increase/(decrease) in cash and cash equivalents	9,628	(7,732)	(602)
Cash and cash equivalents at the beginning of the year	2,311	11,939	4,207
Cash and cash equivalents at the end of the year	11,939	4,207	3,605